Condensed Financial Information (Parent Company Only) - Condensed Statements of Income and Comprehensive Income (Loss) (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Income
Total income	$ 2,921,442	$ 2,946,212	$ 2,978,484	$ 3,045,770	$ 3,139,867	$ 3,061,017	$ 2,924,714	$ 2,952,167	$ 11,891,908	$ 12,077,765
Expenses
Income Tax Benefit	183,641	260,619	176,277	313,509	207,234	271,739	270,539	438,787	934,046	1,188,299
Net Income	651,972	856,016	624,977	839,789	655,453	785,669	760,075	1,012,448	2,972,754	3,213,645
Comprehensive Income (Loss)									5,071,201	(1,069,912)
Parent Company
Income
Dividends from subsidiary									2,000,000	1,500,000
Other income									12,245	14,177
Total income									2,012,245	1,514,177
Expenses
Other expenses									707,692	465,624
Income Before Income Tax and Equity in Undistributed Income of Subsidiary									1,304,553	1,048,553
Income Tax Benefit									(271,357)	(182,847)
Income Before Equity in Undistributed Income of Subsidiary									1,575,910	1,231,400
Equity in Undistributed Income of Subsidiary									1,396,844	1,982,245
Net Income									2,972,754	3,213,645
Comprehensive Income (Loss)									$ 5,071,201	$ (1,069,912)